CONDENSED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current Assets:
Cash	$ 46,447	$ 1,894
Accounts receivable	0	253,646
Prepaid expenses and deposits	107,391	102,837
Total Current Assets	153,838	358,377
Non-current Assets
Due from related party	211,580	211,580
Buildings, improvements and equipment, net of accumulated depreciation of $486,976 and $294,130, respectively	1,623,092	1,471,764
Mineral rights	8,332,917	8,237,917
Total Non-current Assets	10,167,589	9,921,261
Total Assets	10,321,427	10,279,638
Accounts payable and accrued expenses	2,421,931	2,903,754
Capital lease payable	60,966	60,966
Short-term notes, net of discount	2,128,823	1,938,300
Related party short-term notes	385,229	82,584
Option payment: mineral rights	83,844	5,854
Due to related parties	1,173,699	956,073
Total Current Liabilities	6,254,492	5,947,531
Long-Term Liabilities
Long-term notes	529,666	0
Total Long-Term Liabilities	529,666	0
Total Liabilities	6,784,158	5,947,531
Stockholders' Equity (Deficit)
Preferred stock: $0.0001 par value per share, 50,000,000 shares authorized, zero issued and outstanding	0	0
Common stock: No par value, 100,000,000 shares authorized, 34,599,054 and 34,224,541 issued and outstanding, respectively	24,658,470	17,723,379
Subscriptions receivable	(20,000)	0
Accumulated deficit - exploration stage	(21,101,201)	(13,391,272)
Total Stockholders' Equity (Deficit)	3,537,269	4,332,107
Total Liabilities and Stockholders' Equity (Deficit)	$ 10,321,427	$ 10,279,638